Inventories - Summary of Current Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Raw materials	£ 5	£ 4
Work in progress		2
Finished goods	149	142
Returns asset	10
Inventories	£ 164	£ 148